Note 15 - Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign currency translation adjustments, before tax	¥ (67,652)	¥ 243,538	¥ 419,557
Foreign currency translation adjustments, net of tax	(67,652)	243,538	419,557
Amount arising during the period, before tax	(417,400)	124,370	1,656,759
Amount arising during the period, tax	128,977	(44,649)	(594,776)
Amount arising during the period, net of tax	(288,423)	79,721	1,061,983
Less: Reclassification adjustments for gains included in net income, before tax	3,965	(35,934)	(107,655)
Less: Reclassification adjustments for gains included in net income, tax	(1,328)	12,900	41,232
Less: Reclassification adjustments for gains included in net income, net of tax	2,637	(23,034)	(66,423)
Other, tax	9,834	4,903	(7,421)
Other, net of tax	9,834	4,903	(7,421)
Net unrealized holding gain (loss) during the period, before tax	(413,435)	88,436	1,549,104
Net unrealized holding gain (loss) during the period, tax	137,483	(26,846)	(560,965)
Unrealized holding gain (loss) on securities	(275,952)	61,590	988,139
Amount arising during the period, before tax	(585,332)	(127,065)	63,775
Amount arising during the period, tax	192,576	45,616	(22,896)
Amount arising during the period, net of tax	(392,756)	(81,449)	40,879
Less: Reclassification adjustments for losses included in net income, before tax	(2,606)	(2,413)	369
Less: Reclassification adjustments for losses included in net income, tax	944	862	(133)
Less: Reclassification adjustments for losses included in net income, net of tax	(1,662)	(1,551)	236
Net defined benefit pension plans, before tax	(587,938)	(129,478)	64,144
Net defined benefit pension plans, tax	193,520	46,478	(23,029)
Net defined benefit pension plans, net of tax	(394,418)	(83,000)	41,115
Other comprehensive income (loss), before tax	(1,069,025)	202,496	2,032,805
Other comprehensive income (loss), tax	331,003	19,632	(583,994)
Other comprehensive income	¥ (738,022)	¥ 222,128	¥ 1,448,811